Organization and principal activities (Details)	Jun. 30, 2026	Dec. 31, 2025
Jiadezhigao HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held	99.98%	99.98%
Jiade Zhigao
Organization and principal activities
Percentage of ownership held	99.98%	99.98%
Kebiao Technology
Organization and principal activities
Percentage of ownership held	99.98%	99.98%
Kunyuan
Organization and principal activities
Percentage of ownership held	74.98%	74.98%
Jiazhi
Organization and principal activities
Percentage of ownership held	99.98%	99.98%
HK Yifu International Limited
Organization and principal activities
Percentage of ownership held	100.00%	100.00%